Financial Instruments (Details 15 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Accounts payable	[1]	R$ 50,980,629	R$ 38,241,934
Probable scenario +/-10%
Financial instruments
Percentage of reasonably possible increase (decrease) in associated risk variables		10.00%
Possible scenario +/-25%
Financial instruments
Percentage of reasonably possible increase (decrease) in associated risk variables		25.00%
Remote scenario +/-50%
Financial instruments
Percentage of reasonably possible increase (decrease) in associated risk variables		50.00%
Banco Santander (Brasil) S.A.
Financial instruments
Accounts payable		R$ 18,858,043	R$ 17,474,617
Brazilian Treasury Bonds ("LFTs") | Special System of Settlement and Custody ("SELIC")
Financial instruments
Interest rate		99.04%	99.04%
Interest rate basis		SELIC	SELIC
Interest rate adjustment		9.25%	2.00%

[1]	Refers mainly to payment transactions with Santander Brazil (related party) in the amount of R$ 18,858,043 on December 31, 2021 and R$ 17,474,617 on December 31, 2020 (further details note 11) and commercial establishments.